SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                -----------------

                               CLASSES A, B AND C
                            DWS Strategic Income Fund


The following information supplements disclosure in "The Fund's Main Investment Strategy" section of the fund's Class A, B and C prospectus:

Other Investments. The fund may invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of DWS Floating Rate Plus Fund, which invests primarily in adjustable rate loans that have a senior right to payment ("Senior Loans"). By investing in DWS Floating Rate Plus Fund, the fund may achieve greater diversification within the Senior Loan asset class (through indirect exposure to more Senior Loan securities of varying sizes and risks) than it could gain buying Senior Loan securities directly.



October 16, 2007
DSIF-3600


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

The following information replaces disclosure in "The Fund's Performance History" section of the fund's Class A, B and C prospectus:

Average Annual Total Returns (%) as of 12/31/2006


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                                          1 Year        5 Years       10 Years
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Class A
--------------------------------------------------------------------------------
  Return before Taxes                      3.73           8.18          5.07
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  Return after Taxes on Distributions      1.39           6.12          2.31
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  Return after Taxes on                    2.37           6.02          2.64
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)              4.72           8.11          4.59
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Class C (Return before Taxes)              7.67           8.33          4.75
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Lehman Brothers                            3.78           5.17          6.26
Government/Credit Bond Index
(reflects no deductions for fees,
expenses or taxes)
--------------------------------------------------------------------------------
Blended Index (reflects no                 7.28           8.21          7.33
deductions for fees, expenses or
taxes)
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In both the chart and the table, total returns would have been lower if operating expenses hadn't been reduced.

The Lehman Brothers US Government/Credit Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities.

The Blended Index consists of the Credit Suisse High Yield Index (35%), Lehman Brothers Government Bond Index (35%), J.P. Morgan Emerging Markets Bond Index Global Diversified (15%) and Citigroup Non US Hedged WBGI (15%). The advisor believes this blended benchmark, which is a secondary benchmark, more accurately reflects typical fund asset allocations and represents the overall investment process.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.









October 16, 2007
DSIF-3600

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



The following information replaces disclosure in "How Much Investors Pay" section of the fund's Class A, B and C prospectus:

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

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Fee Table                                        Class A    Class B     Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed on          4.50%(1)      None       None
Purchases (as % of offering price)
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Maximum Deferred Sales Charge (Load)             None(2)     4.00%      1.00%
(as % of redemption proceeds)
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Redemption/Exchange fee on shares owned less     2.00        2.00       2.00
than 15 days (as % of redemption proceeds)(3)
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Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(4)                                0.57%       0.57%      0.57%
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Distribution (12b-1) Fees                        0.23        1.00       0.99
--------------------------------------------------------------------------------
Other Expenses(5)                                0.31        0.35       0.27
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Acquired Funds (Underlying Funds) Fees           0.05        0.05       0.05
and Expenses(6)
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  1.16        1.97       1.88
--------------------------------------------------------------------------------
Less Fee Waiver/Reimbursement(7)                 0.00        0.05       0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses                    1.16        1.92       1.88
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(1)   Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.

(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(4) To the extent the fund invests in other mutual funds advised by the Advisor and its affiliates ("affiliated mutual funds"), the Advisor has agreed not to impose its advisory fees on assets invested in such other affiliated mutual funds. In the case of an investment in DWS Floating Rate Plus Fund, the Advisor has also agreed to apply a management fee credit to the fund equal to the difference between DWS Floating Rate Plus Fund's management fee and the fund's management fee, if positive, as applied to the amount of assets invested by the fund in DWS Floating Rate Plus Fund.

(5) Restated on an annualized basis to reflect approved fee changes that took effect on February 1, 2007.





October 16, 2007
DSIF-3600

(6) In addition to the Total Annual Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's estimated indirect expenses from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown in the table. An underlying fund's expense ratio reflects contractual expense limitations and/or reimbursements where applicable, based on such underlying fund's most recent prospectus.

(7) Effective October 1, 2007 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.12% for Class A shares and 1.87% for both Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and indirect expenses of underlying DWS funds.


Based on the costs above (including one year of capped expenses for Class B shares), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example              1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A               $563             $802          $1,060          $1,796
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Class B                595              913           1,258           1,889
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Class C                291              591           1,016           2,201
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Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A               $563             $802          $1,060          $1,796
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Class B                195              613           1,058           1,889
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Class C                191              591           1,016           2,201
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               Please Retain This Supplement for Future Reference.






October 16, 2007
DSIF-3600

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